Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Derivative financial liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (280)	$ (191)
Total realized and unrealized gains (losses) included in income	50	1
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	(1)	13
Transfers into Level 3 of fair value hierarchy, liabilities	1	8
Transfers Out of Level 3	30	2
Fair value ending balance	(200)	(167)
Change in Unrealized gain (losses) on instruments still held	0	13
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(68)	(158)
Total realized and unrealized gains (losses) included in income	5	(6)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	1	9
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(62)	(155)
Change in Unrealized gain (losses) on instruments still held	0	2
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(2)	1
Total realized and unrealized gains (losses) included in income	4	6
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	0	5
Transfers into Level 3 of fair value hierarchy, liabilities	0	7
Transfers Out of Level 3	(3)	2
Fair value ending balance	(1)	21
Change in Unrealized gain (losses) on instruments still held	0	11
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(155)	(24)
Total realized and unrealized gains (losses) included in income	2	(5)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	(1)	(1)
Transfers into Level 3 of fair value hierarchy, liabilities	1	1
Transfers Out of Level 3	33	0
Fair value ending balance	(120)	(29)
Change in Unrealized gain (losses) on instruments still held	0	(7)
Derivative financial liabilities [member] | Commodity and other contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(55)	(10)
Total realized and unrealized gains (losses) included in income	39	6
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/Settlements	(1)	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	(17)	(4)
Change in Unrealized gain (losses) on instruments still held	0	7
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(2)	(24)
Total realized and unrealized gains (losses) included in income	5	0
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(6)	(6)
Movements Sales/Settlements	3	29
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	0	(1)
Change in Unrealized gain (losses) on instruments still held	5	0
Trading Deposits [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(273)	(505)
Total realized and unrealized gains (losses) included in income	21	4
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	(72)
Movements Sales/Settlements	21	114
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers Out of Level 3	7	0
Fair value ending balance	(224)	(459)
Change in Unrealized gain (losses) on instruments still held	24	6
Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,567	1,233
Total realized and unrealized gains (losses) included in income	4	30
Total realized and unrealized gains (losses) included in OCI	(4)	0
Movements purchases/Issuances	69	43
Movements Sales/ Settlements	(14)	(19)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	1,622	1,287
Change in Unrealized gain (losses) on instruments still held	1	7
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,567	1,233
Total realized and unrealized gains (losses) included in income	4	30
Total realized and unrealized gains (losses) included in OCI	(4)	0
Movements purchases/Issuances	69	43
Movements Sales/ Settlements	(14)	(19)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	1,622	1,287
Change in Unrealized gain (losses) on instruments still held	1	7
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,911	3,362
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	1	0
Movements purchases/Issuances	309	2
Movements Sales/ Settlements	(62)	(187)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	2,159	3,177
Change in Unrealized gain (losses) on instruments still held	3	0
Financial assets measured at fair value through other comprehensive income, category [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	0	7
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/ Settlements	0	(4)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	0	3
Change in Unrealized gain (losses) on instruments still held	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,911	3,355
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses) included in OCI	1	0
Movements purchases/Issuances	309	2
Movements Sales/ Settlements	(62)	(183)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	2,159	3,174
Change in Unrealized gain (losses) on instruments still held	3	0
Trading loans, securities and other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	92	38
Total realized and unrealized gains (losses) included in income	(115)	2
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	293	1
Movements Sales/ Settlements	(4)	(22)
Transfer Into Level 3	3	0
Transfers Out of Level 3	0	0
Fair value ending balance	269	19
Change in Unrealized gain (losses) on instruments still held	(4)	(1)
Trading loans, securities and other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	67	26
Total realized and unrealized gains (losses) included in income	1	0
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	0
Movements Sales/ Settlements	(4)	(15)
Transfer Into Level 3	3	0
Transfers Out of Level 3	0	0
Fair value ending balance	67	11
Change in Unrealized gain (losses) on instruments still held	(4)	(1)
Trading loans, securities and other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	25	12
Total realized and unrealized gains (losses) included in income	(2)	2
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	0	1
Movements Sales/ Settlements	0	(7)
Transfer Into Level 3	0	0
Transfers Out of Level 3	0	0
Fair value ending balance	23	8
Change in Unrealized gain (losses) on instruments still held	0	$ 0
Trading loans, securities and other [member] | Trading loans [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	0
Total realized and unrealized gains (losses) included in income	(114)
Total realized and unrealized gains (losses) included in OCI	0
Movements purchases/Issuances	293
Movements Sales/ Settlements	0
Transfer Into Level 3	0
Transfers Out of Level 3	0
Fair value ending balance	$ 179